Merger (Tables)	9 Months Ended
Mar. 31, 2023
Merger
Summary of class A shares outstanding following consummation of the merger:

The following table summarizes the shares of Class A outstanding following consummation of the Merger:

Adara Public Shares	167,170
Adara Sponsor Shares	1,500,000
Legacy Alliance Shares	47,500,000
Total Shares of Common Stock Outstanding after Merger	49,167,170